Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax expense:
Bermuda	$ 0	$ 0	$ 0
Foreign	8.2	(0.5)	92.1
Deferred tax expense:
Bermuda	0	0	0
Foreign	12.3	20.3	8.4
Tax effect related to internal sales of assets	0	0	0
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1
Total provision	29.6	28.9	109.6
Effective tax rate	(10.20%)	10.90%	37.60%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate	0	0	0
Effect of internal sale of assets	0	0	0
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of change in uncertain tax positions relating to prior year	0	0	79.0
Effect of taxable income in various countries	20.5	19.8	21.5
Components of Deferred Tax Assets [Abstract]
Pension	21.7	15.4
Contracts and long term maintenance	3.6	1.0
Loss carry forward	6.5	2.9
Gross deferred tax asset	31.8	19.3
Components of Deferred Tax Liabilities [Abstract]
Long term maintenance	50.7	32.9
Tax depreciation	0.3	0.4
Pensions	3.2	2.4
Gross deferred tax liability	54.2	35.7
Net deferred tax (liability)/asset	(22.4)	(16.4)
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	6.5	2.9
Long-term deferred tax asset	25.3	16.4
Short-term deferred tax liability	0	0
Long-term deferred tax liability	(54.2)	(35.7)
Net deferred tax (liability)/asset	(22.4)	(16.4)
Income Tax Examination [Line Items]
Loss on impairment	480.6
Tax expense impact from legislation change in UK	5.3
Income taxes at statutory rate (as a percent)	0.00%	0.00%
Operating loss carryforward, change due to law enacted	25
Deferred tax assets, valuation allowance, change due to law enacted	$ 25
NORWAY
Income Tax Examination [Line Items]
Open Tax Year	2011
UNITED KINGDOM
Income Tax Examination [Line Items]
Open Tax Year	2011
FAROE ISLANDS
Income Tax Examination [Line Items]
Open Tax Year	2014
IRELAND
Income Tax Examination [Line Items]
Open Tax Year	2014